COMBINED FINANCIAL INFORMATION - Income Statement (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	$ 393,488		$ 340,199
General and administrative expenses	38,400		32,203
Interest expense and other financing costs	47,226		35,839
Other costs and expenses, net	53,913		42,272
Fair value gains on investment properties, net	(1,298,865)		(273,437)
Fair value losses on financial instruments, net	1,214	$ 1.2	3,402	$ 3.4
Loss on sale of investment properties	761		901
Income before income taxes	1,550,839		499,019
Income tax expense	240,567		69,092
Net income	1,310,272		429,927
Less net income attributable to non-controlling interests	335		123
Net income attributable to stapled unitholders	1,309,937		429,804
Granite REIT
COMBINED FINANCIAL INFORMATION - Income Statement
Revenue	393,488		340,199
General and administrative expenses	38,400		32,203
Interest expense and other financing costs	47,226		35,839
Other costs and expenses, net	53,913		42,272
Fair value gains on investment properties, net	(1,298,865)		(273,437)
Fair value losses on financial instruments, net	1,214		3,402
Loss on sale of investment properties	761		901
Income before income taxes	1,550,839		499,019
Income tax expense	240,567		69,092
Net income	1,310,272		429,927
Less net income attributable to non-controlling interests	348		127
Net income attributable to stapled unitholders	1,309,924		429,800
Granite GP
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	(13)		(4)
Income before income taxes	13		4
Net income	13		4
Net income attributable to stapled unitholders	13		4
Eliminations/Adjustments
COMBINED FINANCIAL INFORMATION - Income Statement
Share of (income) loss of Granite LP	13		4
Income before income taxes	(13)		(4)
Net income	(13)		(4)
Less net income attributable to non-controlling interests	$ (13)		$ (4)